General and administrative expenses - Summary of general and administrative expense (Details) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Employee benefits:
Salaries	₩ 3,247,162	₩ 3,218,540	₩ 3,283,436
Defined contribution	35,679	35,290	38,577
Defined benefit	109,444	156,181	192,614
Termination benefits	197,184	154,012	268,089
Subtotal	3,589,469	3,564,023	3,782,716
Entertainment	46,050	46,374	38,552
Depreciation	514,100	462,024	490,457
Amortization	225,900	186,448	155,202
Taxes and utility bills	245,723	206,421	187,432
Advertising	285,495	339,915	280,780
Research	21,494	20,703	25,320
Others	967,106	818,252	782,629
General and administrative expenses	₩ 5,895,337	₩ 5,644,160	₩ 5,743,088